Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Savings Plan
We offer a qualified defined contribution plan for U.S.-based employees, the Avon Personal Savings Account Plan (the "PSA"), which allows eligible participants to contribute up to 25% of eligible compensation through payroll deductions. We match employee contributions dollar for dollar up to the first 3% of eligible compensation and fifty cents for each dollar contributed from 4% to 6% of eligible compensation. We made matching contributions in cash to the PSA of $4.0 in 2015, $5.0 in 2014 and $5.5 in 2013, which follow the same investment allocation that the participant has selected for his or her own contributions. For U.S. employees hired on or after January 1, 2015, we made additional contributions to a Retirement Savings Account ("RSA") within the PSA. Such contributions will range from 3% to 6% of a participant's eligible compensation depending on the sum of the participant's age and length of service (as of December 31 of the prior year). Investment of such contributions will follow the same investment allocation that the participant has selected for his or her own contributions to the PSA. A participant will be vested in the RSA generally after three full years of applicable service.
Defined Benefit Pension and Postretirement Plans
Avon and certain subsidiaries have contributory and noncontributory defined benefit retirement plans for substantially all employees of those subsidiaries. Benefits under these plans are generally based on an employee’s length of service and average compensation near retirement, and certain plans have vesting requirements. Plans are funded based on legal requirements and cash flow. The U.S. defined benefit pension plan, the Avon Products, Inc. Personal Retirement Account Plan (the "PRA"), is closed to employees hired on or after January 1, 2015. Qualified retirement benefits for U.S. employees hired on or after January 1, 2015 will be provided solely through the PSA, as described above.
As part of the separation of the North America business, we will transfer certain pension liabilities under the PRA associated with current and former employees of the North America business and certain other former Avon employees, along with a portion of the assets held by the U.S. defined benefit pension plan, to a defined benefit pension plan sponsored by the new privately-held company. We will also transfer certain other postretirement liabilities (namely, retiree medical and supplemental pension liabilities) in respect of such employees and former employees. We will continue to retain certain U.S. pension and other postretirement liabilities primarily associated with employees who are actively employed by Avon outside of the North America business. Prior to this separation, our net periodic benefit costs for the U.S. pension and postretirement benefit plans were allocated between Discontinued Operations and Global as the plan includes both North America and U.S. Corporate Avon associates.
We provide health care benefits, subject to certain limitations, to many retired employees in the U.S. and certain foreign countries. In the U.S., the cost of such health care benefits is shared by us and our retirees for employees hired on or before January 1, 2005. Employees hired after January 1, 2005, will pay the full cost of the health care benefits upon retirement. In August 2009, we announced changes to our postretirement medical and life insurance benefits offered to U.S. retirees. The changes to the retiree medical benefits reduced the plan’s obligations by $36.3, of which $33.6 are associated with discontinued operations. This amount is being amortized as a negative prior service cost over the average future service of active participants which is approximately 12 years. The changes to the retiree life insurance benefits reduced the plan’s obligations by $27.7. This amount was amortized as a negative prior service cost over 3.3 years, which was the remaining term of the plan.
In October 2015, we announced changes to our postretirement medical benefits offered to U.S. retirees to be effective as of January 1, 2016. The changes to the retiree medical benefits reduced the plan’s obligations by $9.0, of which $8.3 are associated with discontinued operations. This amount is being amortized as a negative prior service cost over the average future service of active participants which is approximately 8 years.
We are required, among other things, to recognize the funded status of defined benefit pension and other postretirement benefit plans on the balance sheet. Each overfunded plan is recognized as an asset and each underfunded plan is recognized as a liability. The recognition of prior service costs or credits and net actuarial gains or losses, as well as subsequent changes in the funded status, are recognized as components of AOCI, net of tax, in shareholders’ equity, until they are amortized as a component of net periodic benefit cost. We recognize prior service costs or credits and actuarial gains and losses beyond a 10% corridor to earnings based on the estimated future service period of the participants. The determination of the 10% corridor utilizes a calculated value of plan assets for our more significant plans, whereby gains and losses are smoothed over three- and five-year periods.
Reconciliation of Benefit Obligations, Plan Assets and Funded Status
The following table summarizes changes in the benefit obligation, plan assets and the funded status of our significant defined benefit pension and postretirement plans. We use a December 31 measurement date for all of our employee benefit plans.

	Pension Plans
	U.S. Plans		Non-U.S. Plans		Postretirement Benefits
	2015	2014	2015	2014	2015	2014
Change in Benefit Obligation:
Beginning balance	$(705.2)	$(668.3)	$(777.6)	$(734.3)	$(93.4)	$(93.8)
Service cost	(13.0)	(14.1)	(5.3)	(6.0)	(.7)	(.7)
Interest cost	(25.1)	(27.8)	(23.6)	(31.0)	(3.7)	(4.1)
Actuarial (loss) gain	44.4	(124.6)	54.3	(123.4)	5.7	(2.0)
Plan participant contributions	—	—	—	—	(2.5)	(2.8)
Benefits paid	92.1	129.1	35.6	45.5	7.9	9.3
Plan amendments	—	2.0	—	—	9.0	—
Curtailments	—	(1.4)	.2	—	—	.3
Settlements	—	—	—	.7	—	—
Special termination benefits	—	(.1)	—	—	—	(.2)
Foreign currency changes and other	—	—	48.7	70.9	1.1	.6
Ending balance	$(606.8)	$(705.2)	$(667.7)	$(777.6)	$(76.6)	$(93.4)
Change in Plan Assets:
Beginning balance	$506.5	$531.1	$607.9	$608.7	$—	$—
Actual return on plan assets	(13.7)	54.5	16.3	62.8	—	—
Company contributions	7.6	50.0	21.6	27.4	5.4	6.5
Plan participant contributions	—	—	—	—	2.5	2.8
Benefits paid	(92.1)	(129.1)	(35.6)	(45.5)	(7.9)	(9.3)
Foreign currency changes and other	—	—	(33.9)	(45.5)	—	—
Ending balance	$408.3	$506.5	$576.3	$607.9	$—	$—
Funded Status:
Funded status at end of year(1)	$(198.5)	$(198.7)	$(91.4)	$(169.7)	$(76.6)	$(93.4)
Amount Recognized in Balance Sheet:
Other assets	$—	$—	$8.1	$2.7	$—	$—
Accrued compensation	(6.6)	(9.0)	(1.6)	(3.7)	(6.9)	(8.0)
Employee benefit plans liability	(191.9)	(189.7)	(97.9)	(168.7)	(69.7)	(85.4)
Net amount recognized(1)	$(198.5)	$(198.7)	$(91.4)	$(169.7)	$(76.6)	$(93.4)
Pretax Amounts Recognized in Accumulated Other Comprehensive Loss:
Net actuarial loss	$310.2	$380.0	$239.6	$302.5	$15.5	$23.2
Prior service credit	(1.4)	(2.1)	(1.2)	(1.4)	(29.1)	(24.6)
Total pretax amount recognized	$308.8	$377.9	$238.4	$301.1	$(13.6)	$(1.4)
Supplemental Information:
Accumulated benefit obligation	$601.7	$701.6	$185.0	$735.0	N/A	N/A
Plans with Projected Benefit Obligation in Excess of Plan Assets:
Projected benefit obligation	$606.8	$705.2	$207.3	$750.8	N/A	N/A
Fair value plan assets	408.3	506.5	107.8	584.1	N/A	N/A
Plans with Accumulated Benefit Obligation in Excess of Plan Assets:
Projected benefit obligation	$606.8	$705.2	$186.3	$770.1	N/A	N/A
Accumulated benefit obligation	601.7	701.6	173.7	744.7	N/A	N/A
Fair value plan assets	408.3	506.5	93.7	597.6	N/A	N/A

(1) Includes $145.7 and $148.0 of the U.S. pension plans at December 31, 2015 and 2014, respectively, and $53.6 and $68.6 of the postretirement benefit plans net liability (related to the U.S.) at December 31, 2015 and 2014, respectively, which are included in discontinued operations. Amounts associated with the pension and postretirement benefit plans in Canada and the postretirement benefit plan in Puerto Rico, which are included in discontinued operations, have been excluded from all amounts in the table above.
The U.S. pension plans include a funded qualified plan and unfunded non-qualified plans. As of December 31, 2015, the U.S. qualified pension plan had benefit obligations of $578.4 and plan assets of $408.3, of which $507.6 and $374.8, respectively, are included in discontinued operations. As of December 31, 2014, the U.S. qualified pension plan had benefit obligations of $673.1 and plan assets of $506.5, of which $544.7 and $411.6, respectively, are included in discontinued operations. We believe we have adequate investments and cash flows to fund the liabilities associated with the unfunded non-qualified plans.
Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Loss

	Pension Benefits
	U.S. Plans			Non-U.S. Plans			Postretirement Benefits
	2015	2014	2013	2015	2014	2013	2015	2014	2013
Net Periodic Benefit Cost:
Service cost	$13.0	$14.1	$15.7	$5.3	$6.0	$9.2	$.7	$.7	$1.4
Interest cost	25.1	27.8	27.5	23.6	31.0	31.4	3.7	4.1	4.3
Expected return on plan assets	(32.6)	(35.8)	(37.4)	(36.4)	(36.4)	(33.9)	—	—	—
Amortization of prior service credit	(.7)	(.3)	(.3)	(.1)	(.1)	(.3)	(4.0)	(4.4)	(4.7)
Amortization of net actuarial losses	43.7	45.1	47.2	8.4	6.5	8.5	1.8	1.3	2.3
Amortization of transition obligation	—	—	—	.1	—	—	—	—	—
Settlements/curtailments	27.9	38.0	—	.5	2.7	(4.3)	—	(2.7)	(1.8)
Other	—	—	—	—	—	—	—	—	—
Net periodic benefit cost(2)	$76.4	$88.9	$52.7	$1.4	$9.7	$10.6	$2.2	$(1.0)	$1.5
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Actuarial losses (gains)	$1.8	$105.9	$(80.8)	$(34.2)	$97.0	$(6.0)	$(5.6)	$2.0	$(22.5)
Prior service (credit) cost	—	(2.0)	—	—	—	—	(9.0)	—	(1.3)
Amortization of prior service credit	.7	.3	.3	.1	.1	7.9	4.0	7.2	7.0
Amortization of net actuarial losses	(71.6)	(81.5)	(47.2)	(9.1)	(9.9)	(13.4)	(1.8)	(1.6)	(3.1)
Amortization of transition obligation	—	—	—	(.1)	—	—	—	—	—
Foreign currency changes	—	—	—	(19.4)	(28.0)	4.2	.2	.1	(.1)
Total recognized in other comprehensive (loss) income*	$(69.1)	$22.7	$(127.7)	$(62.7)	$59.2	$(7.3)	$(12.2)	$7.7	$(20.0)
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$7.3	$111.6	$(75.0)	$(61.3)	$68.9	$3.3	$(10.0)	$6.7	$(18.5)

(2) Includes $53.7, $62.6 and $35.2 of the U.S. pension plans in 2015, 2014 and 2013, respectively, and immaterial amounts of the postretirement benefit plans (related to the U.S.) in 2015, 2014 and 2013, which are included in discontinued operations. Amounts associated with the pension and postretirement benefit plans in Canada and the postretirement benefit plan in Puerto Rico, which are included in discontinued operations, have been excluded from all amounts in the table above.
* Amounts represent the pre-tax effect classified within other comprehensive (loss) income. The net of tax amounts are classified within the Consolidated Statements of Comprehensive Income (Loss).
As a result of the lump-sum payments made to former employees that were vested and participated in the PRA, in the third quarter of 2015, we recorded a settlement charge of $23.8. These lump sum payments were made from our plan assets and were not the result of a specific offer to participants of our PRA as described below. Because the settlement threshold was exceeded in the third quarter of 2015, a settlement charge of $4.1 was also recorded in the fourth quarter of 2015, as a result of additional payments from the PRA. These settlement charges were allocated between Global and Discontinued Operations.
In an effort to reduce our pension benefit obligations, in March 2014, we offered former employees who were vested and participated in the PRA a payment that would fully settle our pension plan obligation to those participants who elected to receive such payment. The election period ended during the second quarter of 2014 and the payments were made in June 2014 from our plan assets. As a result of the lump-sum payments made, in the second quarter of 2014, we recorded a settlement charge of $23.5. Because the settlement threshold was exceeded in the second quarter of 2014, settlement charges of $5.4 and $7.5 were also recorded in the third and fourth quarters of 2014, respectively, as a result of additional payments from the PRA. These settlement charges were allocated between Global and Discontinued Operations.
The amounts in AOCI that are expected to be recognized as components of net periodic benefit cost during 2016 are as follows:

	Pension Benefits
	U.S. Plans	Non-U.S. Plans	Postretirement Benefits
Net actuarial loss(3)	$33.8	$6.9	$1.2
Prior service credit(3)	(.5)	(.1)	(5.1)

(3) The table above reflects the amounts in AOCI that would be recognized as components of net periodic benefit cost during 2016 if Avon North America were owned for the entire year. The estimated loss on sale includes approximately $260 of net actuarial losses, partially offset by approximately $1 of prior service costs related to the U.S. pension plans and approximately $14 of net actuarial losses, more than offset by approximately $26 of prior service costs related to U.S. postretirement benefit plans. Amounts associated with the pension and postretirement benefit plans in Canada and the postretirement benefit plan in Puerto Rico, which are included in discontinued operations, have been excluded from all amounts in the table above. See Note 3, Discontinued Operations and Divestitures.
Assumptions
Weighted-average assumptions used to determine benefit obligations recorded on the Consolidated Balance Sheets as of December 31 were as follows:

	Pension Benefits				Postretirement
	U.S. Plans		Non-U.S. Plans		Benefits
	2015	2014	2015	2014	2015	2014
Discount rate	4.19%	3.83%	3.69%	3.27%	4.50%	4.20%
Rate of compensation increase	4.00%	4.00%	3.26%	3.20%	N/A	N/A

The discount rate used for determining the present value of future pension obligations for each individual defined benefit pension plan is based on a review of bonds that receive a high-quality rating from a recognized rating agency. The discount rates for our more significant plans, including the PRA, were based on the internal rates of return for a portfolio of high-quality bonds with maturities that are consistent with the projected future benefit payment obligations of each plan. The weighted-average discount rate for U.S. and non-U.S. defined benefit pension plans determined on this basis has increased to 3.92% at December 31, 2015, from 3.54% at December 31, 2014. Amounts associated with the pension plan in Canada and postretirement benefit plans in Canada and Puerto Rico, which are associated with discontinued operations, have been excluded from all amounts.
Weighted-average assumptions used to determine net benefit cost recorded in the Consolidated Statements of Operations for the years ended December 31 were as follows:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans			Postretirement Benefits
	2015	2014	2013	2015	2014	2013	2015	2014	2013
Discount rate	3.83%	4.54%	3.55%	3.27%	4.59%	4.69%	4.20%	4.97%	4.00%
Rate of compensation increase	4.00%	4.00%	3.86%	3.20%	3.70%	3.95%	N/A	N/A	N/A
Rate of return on assets	7.25%	7.50%	7.75%	6.55%	6.33%	6.64%	N/A	N/A	N/A

In determining the long-term rates of return, we consider the nature of each plan’s investments, an expectation for each plan’s investment strategies, historical rates of return and current economic forecasts, among other factors. We evaluate the expected rate of return on plan assets annually and adjust as necessary. In determining the net cost for the year ended December 31, 2015, the assumed rate of return on assets globally was 6.87%, which represents the weighted-average rate of return on all plan assets, including the U.S. and non-U.S. defined benefit pension plans. Amounts associated with the pension and postretirement benefit plans in Canada and the postretirement benefit plan in Puerto Rico, which are associated with discontinued operations, have been excluded from all amounts.
The assumed rate of return for determining 2015 net costs for the U.S. defined benefit pension plan was 7.25%. In addition, the current rate of return assumption for the U.S. defined benefit pension plan was based on an asset allocation of approximately 70% in corporate and government bonds and mortgage-backed securities (which are expected to earn approximately 3% to 5% in the long term) and approximately 30% in equity securities and high yield securities (which are expected to earn approximately 5% to 7% in the long term). In addition to the physical assets, the asset portfolio has derivative instruments which increase our exposure to higher yielding securities. Similar assessments were performed in determining rates of return on non-U.S. defined benefit pension plan assets, to arrive at our weighted-average assumed rate of return of 6.55% for determining 2015 net cost.
Plan Assets
Our U.S. and non-U.S. funded defined benefit pension plans target and weighted-average asset allocations at December 31, 2015 and 2014, by asset category were as follows:

	U.S. Pension Plan			Non-U.S. Pension Plans
	% of Plan Assets			% of Plan Assets
	Target	at Year-End		Target	at Year-End
Asset Category	2016	2015	2014	2016	2015	2014
Equity securities	30%	27%	28%	23%	23%	61%
Debt securities	70	69	69	72	72	37
Real Estate	—	—	—	—	—	—
Other	—	4	3	5	5	2
Total	100%	100%	100%	100%	100%	100%

Amounts associated with the pension plan in Canada, which are included in discontinued operations, have been excluded from all amounts in the table above.
The following tables present the fair value hierarchy for pension assets measured at fair value on a recurring basis as of December 31, 2015:

	U.S. Pension Plan
Asset Category	Level 1	Level 2	Total
Equity Securities:
Domestic equity	$—	$13.3	$13.3
International equity	—	79.5	79.5
Emerging markets	—	16.5	16.5
	—	109.3	109.3
Fixed Income Securities:
Corporate bonds	—	156.8	156.8
Government securities	—	126.8	126.8
	—	283.6	283.6
Cash	12.2	—	12.2
Derivatives	—	3.2	3.2
Total(4)	$12.2	$396.1	$408.3
(4) Includes $374.8 which is included in discontinued operations at December 31, 2015.

	Non-U.S. Pension Plans
Asset Category	Level 1	Level 2	Level 3	Total
Equity Securities:
Domestic equity	$—	$24.1	$—	$24.1
International equity	—	109.7	—	109.7
	—	133.8	—	133.8
Fixed Income Securities:
Corporate bonds	—	206.5	—	206.5
Government securities	—	197.7	—	197.7
Other	—	11.1	—	11.1
	—	415.3	—	415.3
Other:
Cash	11.5	—	—	11.5
Derivatives	—	13.9	—	13.9
Real estate	—	—	1.0	1.0
Other	—	—	.8	.8
	11.5	13.9	1.8	27.2
Total	$11.5	$563.0	$1.8	$576.3
Amounts associated with the pension plan in Canada, which are included in discontinued operations, have been excluded from all amounts in the table above.
The following tables present the fair value hierarchy for pension assets measured at fair value on a recurring basis as of December 31, 2014:

	U.S. Pension Plan
Asset Category	Level 1	Level 2	Total
Equity Securities:
Domestic equity	$—	$21.5	$21.5
International equity	—	93.5	93.5
Emerging markets	—	25.7	25.7
	—	140.7	140.7
Fixed Income Securities:
Corporate bonds	—	208.1	208.1
Government securities	—	141.5	141.5
	—	349.6	349.6
Cash	18.0	—	18.0
Derivatives	—	(1.8)	(1.8)
Total(5)	$18.0	$488.5	$506.5
(5) Includes $411.6 which is included in discontinued operations at December 31, 2014.

	Non-U.S. Pension Plans
Asset Category	Level 1	Level 2	Level 3	Total
Equity Securities:
Domestic equity	$—	$93.5	$—	$93.5
International equity	—	277.2	—	277.2
	—	370.7	—	370.7
Fixed Income Securities:
Corporate bonds	—	82.1	—	82.1
Government securities	—	111.8	—	111.8
Other	—	28.8	—	28.8
	—	222.7	—	222.7
Other:
Cash	12.6	—	—	12.6
Real estate	—	—	1.0	1.0
Other	—	—	.9	.9
	12.6	—	1.9	14.5
Total	$12.6	$593.4	$1.9	$607.9

Amounts associated with the pension plan in Canada, which are included in discontinued operations, have been excluded from all amounts in the table above.
A reconciliation of the beginning and ending balances for our Level 3 investments is provided in the table below:

Amount
Balance as of January 1, 2014	$2.3
Actual return on plan assets held	(.3)
Foreign currency changes	(.1)

Balance as of December 31, 2014	1.9
Actual return on plan assets held	.1
Foreign currency changes	(.2)

Balance as of December 31, 2015	$1.8

Investments in equity securities classified as Level 1 in the fair value hierarchy are valued at quoted market prices. Investments in equity securities classified as Level 2 in the fair value hierarchy include collective funds that are valued at quoted market prices for non-active securities. Fixed income securities are based on broker quotes for non-active securities. Mutual funds are valued at quoted market prices. Real estate is valued by reference to investment and leasing transactions at similar types of property, supplemented by third party appraisals. Derivative instruments held by our U.S. pension trust are not publicly traded and each derivative contract is specifically negotiated with a unique financial counterparty. The derivative instruments are valued based upon valuation statements received from the financial counterparties, which use underlying yield curves or market indices.
The overall objective of the PRA is to provide the means to pay benefits to participants and their beneficiaries in the amounts and at the times called for by the plan. This is expected to be achieved through the investment of our contributions and other trust assets and by utilizing investment policies designed to achieve adequate funding over a reasonable period of time.
Beginning in 2014, we have adopted an investment strategy for the PRA which is designed to match the movements in the pension liability through an increased allocation towards debt securities. In addition, we also have begun to utilize derivative instruments to achieve the desired market exposures or to hedge certain risks. Derivative instruments may include, but are not limited to, futures, options, swaps or swaptions. Investment types, including the use of derivatives are based on written guidelines established for each investment manager and monitored by the plan's investment committee. In 2015, similar investment strategies were implemented in some of our non-U.S. defined benefit pension plans.
Pension trust assets are invested so as to achieve a return on investment, based on levels of liquidity and investment risk that are prudent and reasonable as circumstances change from time to time. While we recognize the importance of the preservation of capital, we also adhere to the theory of capital market pricing which maintains that varying degrees of investment risk should be rewarded with compensating returns. Consequently, prudent risk-taking is justifiable.
The asset allocation decision includes consideration of the non-investment aspects of the PRA, including future retirements, lump-sum elections, growth in the number of participants, company contributions, and cash flow. These characteristics of the plan place certain demands upon the level, risk, and required growth of trust assets. We regularly conduct analyses of the plan’s current and likely future financial status by forecasting assets, liabilities, benefits and company contributions over time. In so doing, the impact of alternative investment policies upon the plan’s financial status is measured and an asset mix which balances asset returns and risk is selected.
Our decision with regard to asset mix is reviewed periodically. Asset mix guidelines include target allocations and permissible ranges for each asset category. Assets are monitored on an ongoing basis and rebalanced as required to maintain an asset mix within the permissible ranges. The guidelines will change from time to time, based on an ongoing evaluation of the plan’s tolerance of investment risk.
Cash flows
We expect to make contributions related to continuing operations in the range of $25 to $30 to our U.S. defined benefit pension and postretirement plans and in the range of $20 to $25 to our non-U.S. defined benefit pension and postretirement plans during 2016.
Total benefit payments expected to be paid from the plans are as follows:

	Pension Benefits
	U.S. Plans	Non-U.S. Plans	Total	Postretirement Benefits
2016(6)	$64.2	$30.1	$94.3	$6.9
2017(6)	64.5	30.2	94.7	6.7
2018(6)	51.7	31.7	83.4	6.5
2019(6)	49.3	32.6	81.9	6.3
2020(6)	48.5	32.9	81.4	6.1
2021-2025(6)	212.9	180.6	393.5	27.1

(6)Approximately 80% of the expected U.S. Pension Plan benefit payments and approximately 70% of the expected postretirement benefit payments included in the table above are associated with discontinued operations. Amounts associated with the pension and postretirement benefit plans in Canada and the postretirement benefit plan in Puerto Rico, which are associated with discontinued operations, have been excluded from all amounts in the table above.
Postretirement Benefits
For 2015, the assumed rate of future increases in the per capita cost of health care benefits (the health care cost trend rate) was 8.6% for all claims and is assumed to gradually decrease each year thereafter to 5.1% (in 2022 and beyond for our U.S. plan). A one-percentage point change in the assumed health care cost trend rates for all postretirement plans would have the following effects:

	1 Percentage Point Increase	1 Percentage Point Decrease
Effect on total of service and interest cost components	$—	$—
Effect on postretirement benefit obligation	.1	(.1)

Postemployment Benefits
We provide postemployment benefits, which include salary continuation, severance benefits, disability benefits and continuation of health care benefits to eligible former employees after employment but before retirement. The accrued cost for such postemployment benefits was $18.2 at December 31, 2015 and $25.2 at December 31, 2014, of which $6.0 and $9.0, respectively, are included in discontinued operations, and the remaining was included in employee benefit plans in the Consolidated Balance Sheets. Amounts associated with postemployment benefits in Canada, which are included in discontinued operations, have been excluded from all amounts.
Supplemental Retirement Programs
In the U.S., in addition to qualified retirement plans (i.e., the PSA and the PRA), we also maintain unfunded non-qualified plans. We offer a non-qualified deferred compensation plan, the Avon Products, Inc. Deferred Compensation Plan (the "DCP"), for certain higher paid key employees. The DCP is an unfunded, unsecured plan for which obligations are paid to participants out of our general assets. The DCP allows for the deferral of up to 50% of a participant’s base salary, the deferral of up to 100% of incentive compensation bonuses, the deferral of performance restricted stock units for certain employees (through the end of 2012 only), and the deferral of contributions that would normally have been made to the PSA but are not deferred because the amount was in excess of U.S. Internal Revenue Code limits on contributions to the PSA. Participants may elect to have their deferred compensation invested in one or more of three permitted investment alternatives. Expense associated with the DCP was $.5 in 2015, $1.3 in 2014 and $1.2 in 2013. The benefit obligation under the DCP was $34.5 at December 31, 2015 and $45.5 at December 31, 2014 and was included in other liabilities and accrued compensation in the Consolidated Balance Sheets.
We maintain supplemental retirement programs consisting of the Supplemental Executive Retirement Plan of Avon Products, Inc. ("SERP") and the Benefit Restoration Pension Plan of Avon Products, Inc. under which non-qualified supplemental pension benefits are paid to higher paid key employees in addition to amounts received under our qualified defined benefit retirement plan, which is subject to IRS limitations on covered compensation. The SERP has not been offered to new employees in the last six years. The annual cost of these programs has been included in the determination of the net periodic benefit cost shown previously and amounted to $6.3 in 2015, $7.1 in 2014 and $7.6 in 2013. The benefit obligation under these programs was $28.4 at December 31, 2015 and $32.1 at December 31, 2014 and was included in employee benefit plans and accrued compensation in the Consolidated Balance Sheets.
We also maintain a Supplemental Life Plan ("SLIP") under which additional death benefits ranging from $.4 to $2.0 are provided to certain active and retired officers. The SLIP has not been offered to new officers in the last five years.
We established a grantor trust to provide assets that may be used for the benefits payable under the SERP and SLIP. The trust is irrevocable and, although subject to creditors’ claims, assets contributed to the trust can only be used to pay such benefits with certain exceptions. The assets held in the trust are included in other assets and at December 31 consisted of the following:

	2015	2014
Corporate-owned life insurance policies	$32.7	$32.2
Cash and cash equivalents	.7	1.4
Total	$33.4	$33.6

The assets are recorded at fair market value, except for investments in corporate-owned life insurance policies which are recorded at their cash surrender values as of each balance sheet date, which is a proxy of fair value. Changes in the cash surrender value during the period are recorded as a gain or loss within selling, general and administrative expenses in the Consolidated Statements of Operations.